Property and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT
15.1Accounting policies
Property and equipment, are stated at acquisition cost.
Depreciation is calculated according to the estimated economic useful life of each asset using the straight-line method. The estimated economic useful lives, residual values and depreciation methods are reviewed annually and the effects of any changes in estimates are accounted for prospectively.
The carrying amounts of property and equipment items are tested annually to identify any indication of impairment or when facts or changes in circumstances indicate that the carrying amount is greater than the estimated recoverable amount.
An item of property and equipment is derecognized upon its disposal or when no future economic benefits are expected from the continued use of the asset. Any gains or losses arising on the sale or derecognition of an item are determined by the difference between the amount received on the sale and the carrying amount of the asset and are recognized in profit or loss.
The Company receives credits from manufacturers when purchasing certain aircraft and engines, which can be used to pay for maintenance services. These credits are recorded as a reduction in the acquisition cost of aircraft and related engines.
During the year ended December 31, 2023, the Company hired experts to review the useful life of its property and equipment. This review had no impact on these financial statements.
15.1.1Sale and leaseback transactions
Initially, sale and leaseback transactions are analyzed within the scope of IFRS 15 – Revenue from Contracts with Customers, in order to verify whether the performance obligation has been satisfied, and therefore to account for the sale of the asset. If this requirement is not met, it is a finance arrangement with the asset given as guarantee.
If the requirements related to the performance obligation set out are met, the Company measures a right-of-use asset arising from the sale and leaseback transaction in proportion to the carrying amount of the asset related to the right of use retained by the Company. Accordingly, only the gains or losses related to the rights transferred to the buyer-lessor are recognized.
During the year ended December 31, 2023, the Company carried out a “sale and leaseback” transaction for an engine, where the proceeds, net of sales costs, amounted to a loss of R$6,356 (gain of R$33,155 as of December 31, 2022) and was recognized in the statement of operations under the line item “Other”.
15.1.2Advance payments for acquisition of aircraft
Advance payments for the acquisition of aircraft are recognized in property and equipment.
15.2Breakdown of property and equipment

Description	Weighted average rate (p.a.)	December 31, 2022	Acquisitions	Write-offs	Transfers(b)	December 31, 2023

Cost
Aircraft(a)		2,656,771	388,247	(392,148)	21,243	2,674,113
Improvements		524,075	104,167	(97,188)	24,358	555,412
Equipment and facilities		222,482	30,296	(56,968)	—	195,810
Others		32,205	2,340	(5,314)	—	29,231
Construction in progress		44,243	88,991	(13,984)	(23,155)	96,095
Advance payments for acquisition of aircraft		109,487	192,399	—	(3,846)	298,040
		3,589,263	806,440	(565,602)	18,600	3,848,701
Depreciation
Aircraft(a)	9%	(965,066)	(230,143)	119,285	—	(1,075,924)
Improvements	14%	(214,411)	(71,643)	97,067	—	(188,987)
Equipment and facilities	11%	(151,732)	(25,139)	56,011	—	(120,860)
Others	8%	(25,888)	(2,715)	5,314	—	(23,289)
		(1,357,097)	(329,640)	277,677	—	(1,409,060)

Property and equipment		2,232,166	476,800	(287,925)	18,600	2,439,641
Impairment		(279,077)	—	135,287	—	(143,790)
Total property and equipment, net		1,953,089	476,800	(152,638)	18,600	2,295,851

(a)Includes aircraft, engines, simulators and flight equipment.
(b)The transfer balances are between “Property and equipment”, “Right - of - use assets” and “Intangible assets".

Description	Weighted average rate (p.a.)	December 31, 2021	Acquisitions	Write-offs	Transfers(b)	December 31, 2022

Cost
Aircraft(a)		2,519,231	815,578	(903,072)	225,034	2,656,771
Improvements		506,678	7,869	(9,213)	18,741	524,075
Equipment and facilities		199,119	18,767	(407)	5,003	222,482
Others		29,905	2,073	(20)	247	32,205
Construction in progress		52,174	47,427	(5,009)	(50,349)	44,243
Advance payments for acquisition of aircraft		85,607	23,880	—	—	109,487
		3,392,714	915,594	(917,721)	198,676	3,589,263
Depreciation
Aircraft(a)	9%	(811,322)	(223,828)	108,911	(38,827)	(965,066)
Improvements	10%	(174,092)	(48,399)	8,080	—	(214,411)
Equipment and facilities	11%	(129,236)	(22,721)	225	—	(151,732)
Others	12%	(22,400)	(3,492)	4	—	(25,888)
		(1,137,050)	(298,440)	117,220	(38,827)	(1,357,097)
Property and equipment		2,255,664	617,154	(800,501)	159,849	2,232,166
Impairment		(294,490)	—	15,413	—	(279,077)
Total property and equipment, net		1,961,174	617,154	(785,088)	159,849	1,953,089

(a)Includes aircraft, engines, simulators and flight equipment.
(b)The balances of transfers are between “Aircraft sublease”, “Property and equipment”, “Right-of-use assets” and “Other assets